30. Segment information (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net operating revenue	R$ 44,634	R$ 41,454	R$ 37,198
Extra
Disclosure of operating segments [line items]
Net operating revenue	16,110	16,776	17,032
Assaí
Disclosure of operating segments [line items]
Net operating revenue	18,440	14,487	10,454
Pão de Açúcar
Disclosure of operating segments [line items]
Net operating revenue	6,659	6,711	6,491
Proximidade
Disclosure of operating segments [line items]
Net operating revenue	1,085	1,131	946
Other business
Disclosure of operating segments [line items]
Net operating revenue	R$ 2,340	R$ 2,349	R$ 2,275